Variable Interest Entities - Additional Information (Detail) (Variable Interest Entity, Not Primary Beneficiary, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
VIEs for acquisition of real estate and real estate development projects for customers
Variable Interest Entity [Line Items]
Additional fund contributed to certain consolidated VIEs to support their repayment	¥ 2,000
VIEs for acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Additional fund contributed to certain consolidated VIEs to support their repayment	¥ 646	¥ 497